Marketable Securities - Summary of company's gross unrealized losses in fixed debt securities (Details) $ in Thousands	12 Months Ended
Dec. 31, 2020 USD ($) security
Debt Securities, Available-for-sale, Unrealized Loss Position [Line Items]
Unrealized Losses, 12 Months or more	$ 0
Number of securities with gross unrealized losses that were in excess of 12 | security	0
Number of securities with gross unrealized losses that were less than 12 months	2
Amortized cost, Percentage	1.60%
Corporates
Debt Securities, Available-for-sale, Unrealized Loss Position [Line Items]
Estimated Fair Value, Less Than 12 Months	$ 39
Estimated Fair Value, Total	39
Unrealized Losses, Less Than 12 Months	(1)
Unrealized Losses, Total	(1)
Maximum
Debt Securities, Available-for-sale, Unrealized Loss Position [Line Items]
Unrealized Losses, 12 Months or more	$ 325